COMMITMENTS AND CONTINGENCIES - Future minimum payments under debt obligations, non-cancelable operating leases and other purchase obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revolver commitment fee
2023	$ 404
2024	69
Total	473
Operating lease payments on facilities leases
2023	13,592
2024	12,221
2025	11,824
2026	6,951
2027	6,019
Thereafter	20,599
Total undiscounted lease payments	71,206
Minimum royalty guarantee payments to content suppliers
2023	39,607
2024	37,515
2025	36,117
2026	18,932
2027	9,038
Thereafter	17,044
Total	158,253
Technology purchase commitments
2023	4,826
2024	2,817
2025	2,045
2026	27
Total	9,715
Other commitments
2023	2,796
2024	244
2025	255
Total	3,295
Total commitments
2023	192,746
2024	180,385
2025	169,329
2026	1,201,859
2027	329,682
Thereafter	37,643
Total	2,111,644
Receipts for subleased facilities
2024	5,000
2025	4,900
2026	1,200
Minimum guaranteed receipts from content suppliers
2025	2,000
USD Term Loans and EUR Term loans
Debt, Principal payments
2026	1,134,396
Total	1,134,396
Debt, Interest payments
2023	102,271
2024	98,269
2025	89,838
2026	12,303
Total	302,681
Senior Notes
Debt, Principal payments
2027	300,000
Total	300,000	$ 300,000
Debt, Interest payments
2023	29,250
2024	29,250
2025	29,250
2026	29,250
2027	14,625
Total	$ 131,625